23. Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders Equity
Shareholders' Equity

a.	Share Capital

The Company is a publicly traded company listed on B3 in the Novo Mercado listing segment under the ticker “UGPA3” and on the New York Stock Exchange (NYSE) in the form of level III American Depositary Receipts (“ADRs”) under the ticker “UGP”. On December 31, 2017, the subscribed and paid-in capital stock consists of 556,405,096 common shares with no par value and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.

The price of the shares issued by the Company as of December 31, 2017, on B3 was R$ 75.00.

As of December 31, 2017, the Company is authorized to increase capital up to the limit of 800,000,000 common shares, without amendment to the Bylaws, by resolution of the Board of Directors.

As of December 31, 2017, there were 28,935,260 common shares outstanding abroad in the form of ADRs (28,944,097 shares as of December 31, 2016).

b.	Equity instrument granted

On April 19, 2017, a new share-based incentive plan was approved, which establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see Note 8.c).

c.	Treasury Shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

As of December 31, 2017, 13,041,356 common shares (13,131,356 as of December 31, 2016) were held in the Company’s treasury, acquired at an average cost of R$ 36.98 per share (R$ 36.85 as of December 31, 2016).

d.	Capital Reserve

The capital reserve reflects the gain on the transfer of shares at market price used in the Deferred Stock Plan granted to executives of the subsidiaries of the Company, as mentioned in Note 8.c).

Because of Extrafarma’s association in 2014, the Company recognized an increase in the capital reserves in the amount of R$ 498,812, due to the difference between the value attributable to share capital and the market value of the Ultrapar shares on the date of issue, deducted by R$ 2,260 related to the incurred costs directly attributable to issuing new shares.

e.	Revaluation Reserve

The revaluation reserve reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f.	Profit Reserves

Legal Reserve

Under Brazilian Corporate Law, the Company is required to appropriate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of capital stock. This reserve may be used to increase capital or absorb losses, but may not be distributed as dividends.

Retention of Profits

Reserve recognized in previous fiscal years and used for investments contemplated in a capital budget, mainly for expansion, productivity, and quality, acquisitions and new investments, in accordance with Article 196 of Brazilian Corporate Law. In compliance with Article 199 of the Brazilian Corporate Law, on April 19, 2017 the OEGM deliberated the excess of the profit reserves in relation to share capital, increasing the share capital in the amount of R$ 1,333,066, related to the retained earnings reserve.

Investments Reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 55.c) of the Bylaws this reserve is aimed to protect the integrity of the Company’s assets and to supplement its capital stock, in order to allow new investments to be made. As provided in its Bylaws, the Company may allocate up to 45% of net income to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 3,130,935 as of December 31, 2017.

g.	Valuation Adjustments and Cumulative Translation Adjustments

Valuation Adjustments

Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in shareholders’ equity under the title “valuation adjustments”. Actuarial gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.

Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recorded in shareholders’ equity as “valuation adjustments”. Gains and losses are reclassified to initial cost of non-financial assets.

The Company recognizes in this item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Cumulative Translation Adjustments

The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have (i) functional currency other than the presentation currency of the Company, (ii) an independent administration and (iii) notes in the foreign market (see Note 31 - net investment hedge in foreign entities), is directly recognized in the shareholders’ equity. This accumulated effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

Balance and changes in valuation adjustments and cumulative translation adjustments of the Company are as follows:

	Valuation adjustments
	Fair value of cash flow hedging instruments	Fair value of financial instruments classified as available for sale	Actuarial gains (losses) of post-employment benefits	Non-controlling shareholders interest change	Total	Cumulative translation adjustment

Balance on 12/31/2014	-	51	7,098	-	7,149	43,192

Translation of foreign subsidiaries, net of income tax	-	-	-	-	-	23,733

Changes in fair value	6,261	1,472	-	-	7,733	-

Actuarial gains of post-employment benefits	-	-	6,321	-	6,321	-

Income and social contribution taxes on actuarial gains	-	-	(2,250)	-	(2,250)	-

Balance on 12/31/2015	6,261	1,523	11,169	-	18,953	66,925

Translation of foreign subsidiaries, net of income tax	-	-	-	-	-	(59,406)

Changes in fair value	(46,470)	(1,523)	-	-	(47,993)	-

Income and social contribution taxes on fair value	13,326	-	-	-	13,326	-

Actuarial losses of post-employment benefits	-	-	(12,435)	-	(12,435)	-

Income and social contribution taxes on actuarial losses	-	-	4,162	-	4,162	-

Balance on 12/31/2016	(26,883)	-	2,896	-	(23,987)	7,519

Translation of foreign subsidiaries, net of income tax	-	-	-	-	-	45,542

Changes in fair value of hedge instruments	(2,550)	-	-	-	(2,550)	-

Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	-	-	-	202,188	202,188	-

Income and social contribution taxes on fair value	2,069	-	-	-	2,069	-

Actuarial losses of post-employment benefits	-	-	(27,658)	-	(27,658)	-

Income and social contribution taxes on actuarial losses	-	-	9,581	-	9,581	-

Balance on 12/31/2017	(27,364)	-	(15,181)	202,188	159,643	53,061

h.	Dividends and Allocation of Net Income

The shareholders are entitled, under the Bylaws, to a minimum annual dividend of 50% of adjusted net income calculated in accordance with Brazilian Corporate Law. The dividends and interest on equity in excess of the obligation established in the Bylaws are recognized in shareholders’ equity until the Shareholders approve them. The proposed dividends payable as of December 31, 2016 in the amount of R$ 472,650 (R$ 0.87 – eighty seven cents of Brazilian Real per share), were approved by the Board of Directors on February 22, 2017, and paid beginning March 10, 2017, being ratified at the OEGM on April 19, 2017. On August 9, 2017, the Board of Directors approved the anticipation of dividends of 2017, in the amount of R$ 461,868 (R$ 0.85 – eighty five cents of Brazilian Real per share), paid as from August 25, 2017. The proposed dividends payable as of December 31, 2017 in the amount of R$ 489,027 (R$ 0.90 – ninety cents of Brazilian Real per share), were approved by the Board of Directors on February 21, 2018, and paid beginning March 12, 2018.

2017

Net income for the year attributable to shareholders of Ultrapar	1,574,306

Minimum mandatory dividends	787,153
Interim dividends paid (R$ 0.85 per share)	(461,868)

Mandatory dividends payable – Current liabilities	325,285
Additional dividends to the minimum mandatory dividends – shareholders’ equity	163,742

Dividends payable (R$ 0.90 per share)	489,027
Legal reserve	78,716
Statutory investments reserve	544,695